Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash, cash equivalents and restricted cash	$ 115,993,000	$ 129,098,000
Inventory	3,238,000	2,686,000
Other current assets	16,295,000	11,791,000
Receivables due from related parties	779,000	315,000
Total current assets	136,305,000	143,890,000
Non-current assets
Derivative instruments	0	636,000
Vessel purchase prepayment	349,472,000	349,472,000
Vessels and equipment, net	1,130,000,000	1,147,274,000
Other fixed assets	7,000	10,000
Total non-current assets	1,479,479,000	1,497,392,000
Total assets	1,615,784,000	1,641,282,000
Current liabilities
Current portion of long-term debt	(35,927,000)	(34,566,000)
Derivative instruments	(29,771,000)	(2,371,000)
Payables due to related parties	(400,000)	(96,000)
Payables due to related parties	(292,000)	(582,000)
Other current liabilities	(10,682,000)	(20,117,000)
Total current liabilities	(77,072,000)	(57,732,000)
Non-current liabilities
Total current liabilities	(726,252,000)	(744,283,000)
Other non-current liabilities	(2,000)	(2,000)
Total non-current liabilities	(726,254,000)	(744,285,000)
Total liabilities	(803,326,000)	(802,017,000)
Equity
Equity	(5,411,000)	(5,411,000)
Additional paid in capital	(1,190,186,000)	(1,190,049,000)
Accumulated deficit	383,139,000	356,195,000
Total equity	(812,458,000)	(839,265,000)
Total equity and liabilities	$ (1,615,784,000)	$ (1,641,282,000)